Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2020